Related Parties (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Related Parties [Abstract]
Prepaid expenses	[1]	$ 19	$ 31

[1]	Related to a software license agreement with a related party. See note 12b. for further details.